Summary Of Investments - Other than Investments In Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 15,138.2
Fair Value	16,475.5
Amount At Which Shown In The Balance Sheet	16,475.5
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,990.0	[1]
Fair Value	1,990.0	[1]
Amount At Which Shown In The Balance Sheet	1,990.0	[1]
Short-term investments | Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	21.9
Fair Value	21.9
Amount At Which Shown In The Balance Sheet	$ 21.9

[1]	Includes $21.9 million in treasury bills issued by the Australian government.